Financial instruments - Fair value hierarchy (Details) - At fair value - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 38,532,746	R$ 35,999,928
Financial liabilities	5,732,329	2,436,072
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,699,634	17,697,740
Financial liabilities	5,732,329	2,436,072
Level 2 | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
Level 2 | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,833,112	18,302,188
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,699,634	17,697,740
At fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,699,634	17,697,740
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,884,621	4,430,454
At fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,884,621	4,430,454
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,815,013	13,267,286
At fair value through profit or loss | Marketable securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,815,013	13,267,286
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
At fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
At fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
At fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,801,748	18,278,582
Financial assets at amortised cost, category [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,801,748	18,278,582
Financial assets at amortised cost, category [member] | Biological assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,801,748	18,278,582
Financial assets at amortised cost, category [member] | Biological assets [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 19,801,748	R$ 18,278,582